Rule 497(e)
                                                       Registration No. 33-84842

THE BEAR STEARNS FUNDS

S&P STARS Portfolio

Class Y Shares

Supplement dated December 24, 1997 to Prospectus dated June 30, 1997 of the S&P STARS Portfolio

BEAR STEARNS ASSET MANAGEMENT INC. ("BSAM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. BSAM is also referred to herein as the "Adviser." As of December 3, 1997, Bears Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

BEAR STEARNS FUNDS MANAGEMENT INC., a wholly-owned subsidiary of The Bear Stearns Companies Inc., is the Administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a newly registered corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.


The first sentence in the sixth paragraph on page 1 is replaced with the following:

"Part B (also known as the Statement of Additional Information), dated December 24, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors."

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

THE BEAR STEARNS FUNDS

The Insiders Select Fund

Class Y Shares

Supplement dated December 24, 1997 to Prospectus dated July 29, 1997 of the Insiders Select Fund

BEAR STEARNS ASSET MANAGEMENT INC. ("BSAM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. BSAM is also referred to herein as the "Adviser." As of December 3, 1997, Bears Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

BEAR STEARNS FUNDS MANAGEMENT INC., a wholly-owned subsidiary of The Bear Stearns Companies Inc., is the Administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a newly registered corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.


The first sentence in the sixth paragraph on page 1 is replaced with the following:

"Part B (also known as the Statement of Additional Information), dated December 24, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors."

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

THE BEAR STEARNS FUNDS

Large Cap Portfolio, Small Cap Portfolio and Total Return Bond Portfolio

Class Y Shares

Supplement dated December 24 1997 to Prospectus dated July 14, 1997 of the Large Cap Portfolio, Small Cap Portfolio and Total Return Bond Portfolio

BEAR STEARNS ASSET MANAGEMENT INC. ("BSAM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as each Portfolio's investment adviser. BSAM is also referred to herein as the "Adviser." As of December 3, 1997, Bears Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

BEAR STEARNS FUNDS MANAGEMENT INC., a wholly-owned subsidiary of The Bear Stearns Companies Inc., is the Administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a newly registered corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.


The first sentence in the sixth paragraph on page 1 is replaced with the following:

"Part B (also known as the Statement of Additional Information), dated December 24, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors."